Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	000-56036
Entity Registrant Name	AUGMEDIX, INC.
Entity Central Index Key	0001769804
Entity Tax Identification Number	83-3299164
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Sutter Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(888)
Local Phone Number	669-4885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false